Capital Offering (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Net Proceeds	Net proceeds were as follows:

Gross proceeds	$15,000
Stock offering costs	(809)

Proceeds from issuance of common stock, net	$14,191